Trade accounts payable (Details) $ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Trade accounts payable.
Suppliers and contractors		$ 123,330	$ 107,507	$ 140,806
Customer advances		58,512	91,841	43,102
Statutory employee profit sharing		31,365	4,700	12,883
Trade accounts payable	$ 10,417	$ 213,207	$ 204,048	$ 196,791